Provisions and other non-current liabilities - Provisions and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accrued liability for employee benefits:
Defined benefit pension plans	$ 291	$ 254
Other long-term employee benefits and deferred compensation	140	104
Other post-employment benefits	423	345
Provisions for product liabilities, governmental investigations and other legal matters	0	0
Contingent consideration	208	143
Other non-current liabilities	106	67
Total provisions and other non-current liabilities	$ 1,168	$ 913